Taxation - Summary of Reconciliation of Applicable Tax Charge at Statutory Tax Rate to Taxation (Credit)/Charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Taxes [Line Items]
Income before taxation	$ 18,130	$ 5,606	$ 2,047
Applicable tax charge/(credit) at statutory tax rates	4,532	(344)	930
Adjustments in respect of prior periods	202	986	148
Expenses not deductible for tax purposes	2,423	2,066	1,452
Other	(711)	(302)	194
Total taxation charge/(credit)	4,695	829	$ (153)
Parent [Member]
Disclosure Of Deferred Taxes [Line Items]
Income before taxation	10,928	14,231
Applicable tax charge/(credit) at statutory tax rates	2,732	3,558
Adjustments in respect of prior periods	(23)	2
Income not subject to tax at statutory rates	(2,744)	(3,681)
Expenses not deductible for tax purposes	6	112
Other	6	35
Total taxation charge/(credit)	$ (23)	$ 26